Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Number of Options, Options outstanding beginning balance	518,320	366,172
Weighted Average Exercise Price, Options outstanding beginning balance	$ 1.275	$ 1.275
Number of Options, Granted	199,731	227,804	366,172
Weighted Average Exercise Price, Granted	$ 1.539	$ 1.275	$ 1.275
Number of Options, Forfeited	(142,988)	(75,656)
Weighted Average Exercise Price, Forfeited	$ 1.376	$ 1.275
Number of Options, Options outstanding ending balance	575,063	518,320	366,172
Weighted Average Exercise Price, Options outstanding ending balance	$ 1.341	$ 1.275	$ 1.275
Number of Options, Options exercisable	135,231
Weighted Average Exercise Price, Options exercisable	$ 1.275